Debt - Additional Information (Details 1)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Note	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Short-term debt	$ 343,330		$ 343,330		$ 398,595	$ 1,010,961
Interest expense, debt	37,129	$ 54,533	93,573	$ 112,379	191,195	233,505
M G H I F Financing Agreement [Member]
Debt Instrument [Line Items]
Short-term debt	333,000		333,000		333,000	10
Long-term debt, outstanding	495,000		495,000		$ 660,000
Bridge Financing Notes [Member]
Debt Instrument [Line Items]
Number of notes | Note					3
Number of notes drew down | Note					2
Notes Payable Other Payables [Member]
Debt Instrument [Line Items]
Short-term debt	10,000		10,000		$ 65,000	$ 56,000
Due In Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment	333,000		333,000		333
Due In Two Thousand Ninteen [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment					333
Due In Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Debt instrument, annual principal payment	$ 333,000		$ 333,000		$ 333,000